Credit Facilities, Long-Term Debt, and Finance Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of borrowings outstanding
The amounts outstanding are as follows:

As at Dec. 31	2018			2017
	Carrying value	Face value	Interest(1)	Carrying value	Face value	Interest(1)
Credit facilities(2)	339	339	3.8%	27	27	2.8%
Debentures	647	651	5.8%	1,046	1,051	6.0%
Senior notes(3)	943	955	5.4%	1,499	1,510	6.0%
Non-recourse(4)	1,236	1,250	4.4%	1,022	1,032	4.3%
Other(5)	39	39	9.2%	44	44	9.2%
	3,204	3,234		3,638	3,664
Finance lease obligations	63			69
	3,267			3,707
Less: current portion of long-term debt	(130)			(729)
Less: current portion of finance lease obligations	(18)			(18)
Total current long-term debt and finance lease obligations	(148)			(747)
Total credit facilities, long-term debt and finance lease obligations	3,119			2,960

(1) Interest is an average rate weighted by principal amounts outstanding before the effect of hedging.
(2) Composed of bankers’ acceptances and other commercial borrowings under long-term committed credit facilities.
(3) US face value at Dec. 31, 2018 - US$0.7 billion (Dec. 31, 2017 - US$1.2 billion).
(4) Includes US$1 million at Dec. 31, 2018 (Dec. 31, 2017 - US$27 million).
(5) Includes US$21 million at Dec. 31, 2018 (Dec. 31, 2017 - US$24 million) of tax equity financing.

Disclosure of principal repayments

	2019	2020	2021	2022	2023	2024 and thereafter	Total
Principal repayments(1)	130	486	91	947	141	1,439	3,234
(1) Excludes impact of derivatives.
Disclosure of amounts payable for mining assets and other finance leases
Amounts payable for mining assets and other finance leases are as follows:

As at Dec. 31	2018		2017
	Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
Within one year	21	20	20	20
Second to fifth years inclusive	39	35	43	38
More than five years	10	8	15	11
	70	63	78	69
Less: interest costs	7	—	9	—
Total finance lease obligations	63	63	69	69

Included in the Consolidated Statements of Financial Position as:
Current portion of finance lease obligations	18		18
Long-term portion of finance lease obligations	45		51
	63		69